Debt (Tables)	6 Months Ended
Oct. 13, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt Instruments
Long-term notes payable consists of the following:

	October 13, 2024	April 28, 2024
PPP and SBA loans	$500	$500
Term loans	35,560	34,300
Equipment loan	15,881	16,500
Senior notes	61,372	53,430
Finance obligations	5,649	6,124
Other	360	74
Less: unamortized debt issuance costs and discounts	(35,216)	(35,433)
Total	84,106	75,495
Less: current portion of long-term notes payable	(6,659)	(4,818)
Long-term notes payable	$77,447	$70,677
Long-term notes payable consists of the following:

	April 28, 2024	April 30, 2023
PPP and SBA loans	$500	$500
Term loans	34,300	22,500
Equipment loan	16,500	11,500
Senior notes	53,430	—
Convertible notes	—	5,000
Finance obligations	6,124	3,995
Other	74	127
Less: unamortized debt issuance costs and discounts	(35,433)	(6,367)
Total	75,495	37,255
Less: current portion of long-term notes payable	(4,818)	(1,044)
Long-term notes payable	$70,677	$36,211

Schedule of Principal Payment Maturities
Below are the Company’s principal payment maturities as of April 28, 2024, by fiscal year, inclusive of the Oaktree PIK interest added to the principal balance:

2025	$4,818
2026	7,123
2027	10,198
2028	34,390
2029	75,889
Thereafter	500
Total	$132,918